Unaudited Supplemental Schedules	3 Months Ended
Mar. 31, 2013
Unaudited Supplemental Schedules

UNAUDITED SUPPLEMENTAL SCHEDULES

As required by the indentures governing the 5.125% Senior Notes and the 7.375% Senior Subordinated Notes (collectively the “Notes”), the Company has included in this filing, financial information for its subsidiaries that have been designated as unrestricted subsidiaries as defined by the indentures. As required by the indentures governing the Notes, the Company has included a condensed consolidating balance sheet and condensed consolidating statements of income, comprehensive income and cash flows for the Company and its subsidiaries. These supplementary schedules separately identify the Company’s restricted subsidiaries and unrestricted subsidiaries as required by the indentures.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

MARCH 31, 2013

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$609,979	$113,852	$—	$723,831
Other current assets	130,337	(29,803)	—	100,534

Total current assets	740,316	84,049	—	824,365
Theatre properties and equipment, net	1,304,639	—	—	1,304,639
Other assets	1,646,382	112,452	(27,019)	1,731,815

Total assets	$3,691,337	$196,501	$(27,019)	$3,860,819

Liabilities and equity
Current liabilities
Current portion of long-term debt	$8,824	$—	$—	$8,824
Current portion of capital lease obligations	11,582	—	—	11,582
Accounts payable and accrued expenses	300,206	—	—	300,206

Total current liabilities	320,612	—	—	320,612
Long-term liabilities
Long-term debt, less current portion	1,752,960	—	—	1,752,960
Capital lease obligations, less current portion	143,160	—	—	143,160
Other long-term liabilities and deferrals	423,634	104,517	—	528,151

Total long-term liabilities	2,319,754	104,517	—	2,424,271
Commitments and contingencies
Equity	1,050,971	91,984	(27,019)	1,115,936

Total liabilities and equity	$3,691,337	$196,501	$(27,019)	$3,860,819

Note: “Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

THREE MONTHS ENDED MARCH 31, 2013

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Revenues	$547,773	$—	$—	$547,773
Cost of operations
Theatre operating costs	404,831	—	—	404,831
General and administrative expenses	37,212	—	—	37,212
Depreciation and amortization	39,032	—	—	39,032
Impairment of long-lived assets	844	—	—	844
Gain on sale of assets and other	(342)	—	—	(342)

Total cost of operations	481,577	—	—	481,577

Operating income	66,196	—	—	66,196
Other income (expense)	(30,369)	8,420	—	(21,949)

Income before income taxes	35,827	8,420	—	44,247
Income taxes	7,673	3,158	—	10,831

Net income	28,154	5,262	—	33,416
Less: Net income attributable to noncontrolling interests	468	—	—	468

Net income attributable to Cinemark USA, Inc.	$27,686	$5,262	$—	$32,948

Note: “Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

THREE MONTHS ENDED MARCH 31, 2013

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Net income	$28,154	$5,262	$—	$33,416
Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $428	776	—	—	776
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $833	1,356	—	—	1,356
Foreign currency translation adjustments	1,586	—	—	1,586

Total other comprehensive income, net of tax	3,718	—	—	3,718

Total comprehensive income, net of tax	31,872	5,262	—	37,134
Comprehensive income attributable to noncontrolling interests	(512)	—	—	(512)

Comprehensive income attributable to Cinemark USA, Inc.	$31,360	$5,262	$—	$36,622

Note: “Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

THREE MONTHS ENDED MARCH 31, 2013

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Operating activities
Net income	$28,154	$5,262	$—	$33,416
Adjustments to reconcile net income to cash provided by operating activities	24,238	(131)	—	24,107
Changes in assets and liabilities	(18,270)	3,289	—	(14,981)

Net cash provided by operating activities	34,122	8,420	—	42,542
Investing activities
Additions to theatre properties and equipment	(36,889)	—	—	(36,889)
Proceeds from sale of theatre properties and equipment and other	8,006	—	—	8,006
Investment in DCIP and other	—	(2,312)	—	(2,312)

Net cash used for investing activities	(28,883)	(2,312)	—	(31,195)
Financing activities
Dividends paid to parent	(24,000)	—	—	(24,000)
Repayments of long-term debt	(2,381)	—	—	(2,381)
Payments on capital leases	(2,645)	—	—	(2,645)
Other	87	—	—	87

Net cash used for financing activities	(28,939)	—	—	(28,939)
Effect of exchange rate changes on cash and cash equivalents	(672)	—	—	(672)

Increase (decrease) in cash and cash equivalents	(24,372)	6,108	—	(18,264)
Cash and cash equivalents:
Beginning of year	634,351	107,744	—	742,095

End of year	$609,979	$113,852	$—	$723,831

Note: “Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.